Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Sep. 28, 2012	Dec. 31, 2011
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	GREENE COUNTY BANCORP INC
Entity Central Index Key	0001070524
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,184,671
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Current Reporting Status	Yes
Entity Public Float			$ 22,174
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No